                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-4775
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                              MFS SERIES TRUST II
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: November 30
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                  Date of reporting period: February 28, 2007
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

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) EMERGING GROWTH FUND

2/28/07
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS Emerging Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 02/28/2007

ISSUER                                                                                             SHARES/PAR           VALUE ($)
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
COMMON STOCKS - 97.3%
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AEROSPACE - 3.6%
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Embraer-Empresa Brasileira de Aeronautica S.A., ADR                                                   222,280      $   10,080,398
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Lockheed Martin Corp.                                                                                 446,200          43,406,336
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Precision Castparts Corp. (l)                                                                         249,900          22,733,403
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United Technologies Corp. (l)                                                                         456,800          29,979,784
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                                                                                                                   $  106,199,921
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APPAREL MANUFACTURERS - 2.7%
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Coach, Inc. (a)                                                                                       460,500      $   21,735,600
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Li & Fung Ltd.                                                                                      1,210,000           3,840,803
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LVMH Moet-Hennessy Louis Vuitton                                                                      115,600          12,806,050
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NIKE, Inc., "B"                                                                                       248,300          25,939,901
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Quiksilver, Inc. (a)(l)                                                                               422,700           5,892,438
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Under Armour, Inc. (a)                                                                                209,700           9,635,715
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                                                                                                                   $   79,850,507
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AUTOMOTIVE - 1.4%
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Harman International Industries, Inc.                                                                 431,170      $   42,754,817
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BIOTECHNOLOGY - 5.8%
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Actelion Ltd. (a)(l)                                                                                   42,800      $    9,346,743
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Amgen, Inc. (a)                                                                                       460,200          29,572,452
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Celgene Corp. (a)(l)                                                                                  396,500          21,133,450
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Genentech, Inc. (a)                                                                                   261,900          22,096,503
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Genzyme Corp. (a)                                                                                     572,680          35,391,624
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Gilead Sciences, Inc. (a)                                                                             141,090          10,096,400
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Millipore Corp. (a)(l)                                                                                590,540          42,235,421
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                                                                                                                   $  169,872,593
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BROADCASTING - 2.6%
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Grupo Televisa S.A., ADR                                                                              518,200      $   14,141,678
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News Corp., "A" (l)                                                                                 2,737,900          61,684,887
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                                                                                                                   $   75,826,565
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BROKERAGE & ASSET MANAGERS - 4.7%
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Affiliated Managers Group, Inc. (a)(l)                                                                 94,900      $   10,771,150
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Charles Schwab Corp. (l)                                                                            1,712,400          31,645,152
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Chicago Mercantile Exchange Holdings, Inc., "A"                                                        45,000          24,260,850
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Deutsche Boerse AG                                                                                     80,300          16,080,625
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EFG International (a)(l)                                                                              271,783           9,739,607
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Evercore Partners, Inc. (l)                                                                            83,610           2,683,045
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Goldman Sachs Group, Inc.                                                                             107,360          21,643,776
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Greenhill & Co., Inc. (l)                                                                             113,600           7,654,368
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Lazard Ltd. (l)                                                                                       300,970          15,496,945
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                                                                                                                   $  139,975,518
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BUSINESS SERVICES - 5.6%
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Amdocs Ltd. (a)                                                                                     1,077,620      $   37,296,428
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Cognizant Technology Solutions Corp., "A" (a)                                                         359,900          32,462,980
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Corporate Executive Board Co. (l)                                                                     269,710          20,986,135
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Equinix, Inc. (a)(l)                                                                                  145,000          11,987,150
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Fidelity National Information Services, Inc.                                                          227,000          10,430,650
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First Data Corp.                                                                                    1,421,400          36,288,342
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Global Payments, Inc.                                                                                 438,300          16,861,401
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                                                                                                                   $  166,313,086
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CHEMICALS - 1.4%
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Monsanto Co.                                                                                          772,100      $   40,681,949
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COMPUTER SOFTWARE - 3.9%
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Adobe Systems, Inc. (a)                                                                             1,741,800      $   68,365,650
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McAfee, Inc. (a)(l)                                                                                   652,500          19,653,300
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Oracle Corp. (a)                                                                                      634,600          10,426,478
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salesforce.com, Inc. (a)(l)                                                                           122,600           5,303,676
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TIBCO Software, Inc. (a)                                                                            1,174,300          10,627,415
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                                                                                                                   $  114,376,519
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COMPUTER SOFTWARE - SYSTEMS - 1.0%
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Apple Computer, Inc. (a)                                                                              359,100      $   30,383,451
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CONSUMER GOODS & SERVICES - 4.2%
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DeVry, Inc. (l)                                                                                       263,900      $    7,294,196
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eBay, Inc. (a)(l)                                                                                     902,600          28,937,356
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ITT Educational Services, Inc. (a)                                                                    335,300          26,817,294
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Monster Worldwide, Inc. (a)(l)                                                                        221,000          11,019,060
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New Oriental Educational & Technology Group, ADR (a)                                                  258,243          10,877,195
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Sotheby's (l)                                                                                         406,200          14,769,432
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Strayer Education, Inc.                                                                                66,890           7,885,662
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Western Union Co.                                                                                     698,400          15,134,328
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                                                                                                                   $  122,734,523
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ELECTRICAL EQUIPMENT - 1.9%
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Rockwell Automation, Inc. (l)                                                                         799,900      $   49,665,791
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WESCO International, Inc. (a)(l)                                                                      113,200           7,553,836
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                                                                                                                   $   57,219,627
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ELECTRONICS - 7.6%
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Applied Materials, Inc. (l)                                                                         1,996,900      $   37,082,433
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Arm Holdings PLC                                                                                    2,537,000           6,388,645
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ASML Holding N.V. (a)                                                                                 303,400           7,457,572
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Intel Corp.                                                                                         2,308,600          45,825,710
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Intersil Corp., "A" (l)                                                                               683,100          18,067,995
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Marvell Technology Group Ltd. (a)(l)                                                                2,132,500          43,758,900
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Nintendo Co. Ltd. Npv                                                                                  46,600          12,405,138
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Samsung Electronics Co. Ltd., GDR                                                                      48,328          14,510,482
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SanDisk Corp. (a)(l)                                                                                  788,100          28,702,602
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Synopsys, Inc. (a)(l)                                                                                 345,300           8,832,774
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                                                                                                                   $  223,032,251
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ENERGY - INDEPENDENT - 0.3%
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XTO Energy, Inc.                                                                                      150,900      $    7,795,494
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ENERGY - INTEGRATED - 0.4%
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Hess Corp.                                                                                            219,300      $   11,633,865
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FOOD & BEVERAGES - 2.7%
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Nestle S.A. (l)                                                                                       116,626      $   43,469,647
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PepsiCo, Inc.                                                                                         580,200          36,639,630
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                                                                                                                   $   80,109,277
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GAMING & LODGING - 2.3%
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International Game Technology                                                                         773,000      $   31,886,250
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Penn National Gaming, Inc. (a)(l)                                                                     366,100          17,071,243
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Pinnacle Entertainment, Inc. (a)                                                                      356,770          11,537,942
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Royal Caribbean Cruises Ltd.                                                                          186,200           7,546,686
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                                                                                                                   $   68,042,121
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GENERAL MERCHANDISE - 1.5%
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Costco Wholesale Corp.                                                                                283,400      $   15,839,226
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Family Dollar Stores, Inc.                                                                            989,700          28,671,609
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                                                                                                                   $   44,510,835
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HEALTH MAINTENANCE ORGANIZATIONS - 0.9%
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UnitedHealth Group, Inc.                                                                              520,700      $   27,180,540
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INSURANCE - 0.3%
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Aflac, Inc.                                                                                           160,000      $    7,552,000
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INTERNET - 3.1%
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Baidu.com, Inc., ADR (a)                                                                              153,700      $   16,399,790
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CNET Networks, Inc. (a)(l)                                                                            892,100           7,832,638
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Google, Inc., "A" (a)                                                                                 125,360          56,343,052
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Tencent Holdings Ltd.                                                                               3,068,000          10,543,495
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                                                                                                                   $   91,118,975
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LEISURE & TOYS - 2.0%
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Electronic Arts, Inc. (a)(l)                                                                          669,700      $   33,766,274
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Scientific Games Corp. (a)(l)                                                                         152,100           4,973,670
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THQ, Inc. (a)(l)                                                                                      308,700           9,943,227
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Ubisoft Entertainment S.A. (a)(l)                                                                     266,469          11,739,975
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                                                                                                                   $   60,423,146
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MACHINERY & TOOLS - 1.0%
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Deere & Co. (l)                                                                                       269,400      $   29,208,348
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MAJOR BANKS - 1.9%
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Bank of New York Co., Inc.                                                                            640,200      $   26,004,924
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State Street Corp.                                                                                    455,700          29,852,907
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                                                                                                                   $   55,857,831
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MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.3%
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IDEXX Laboratories, Inc. (a)(l)                                                                        88,700      $    7,644,166
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MEDICAL EQUIPMENT - 6.3%
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Advanced Medical Optics, Inc. (a)(l)                                                                1,147,760      $   44,234,670
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Cooper Cos., Inc. (l)                                                                                  94,700           4,345,783
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Cytyc Corp. (a)                                                                                     1,501,411          45,492,753
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Medtronic, Inc.                                                                                       576,000          29,007,360
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ResMed, Inc. (a)(l)                                                                                   140,300           6,703,534
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St. Jude Medical, Inc. (a)(l)                                                                       1,050,500          41,652,325
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Thoratec Corp. (a)(l)                                                                                 473,300           9,300,345
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Ventana Medical Systems, Inc. (a)(l)                                                                  151,700           6,105,925
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                                                                                                                   $  186,842,695
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METALS & MINING - 0.1%
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Cameco Corp.                                                                                           79,400      $    2,934,624
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NETWORK & TELECOM - 6.0%
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Cisco Systems, Inc. (a)(l)                                                                          2,709,800      $   70,292,212
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Digital Multimedia Technologies S.p.A. (a)(l)                                                          41,400           3,614,554
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Juniper Networks, Inc. (a)(l)                                                                       1,714,511          32,421,403
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NICE Systems Ltd., ADR (a)                                                                            963,660          32,986,082
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Nokia Corp., ADR                                                                                      463,500          10,118,205
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QUALCOMM, Inc. (l)                                                                                    484,900          19,531,772
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Research In Motion Ltd. (a)                                                                            58,500           8,225,685
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                                                                                                                   $  177,189,913
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OIL SERVICES - 3.0%
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GlobalSantaFe Corp.                                                                                   785,080      $   45,244,160
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National-Oilwell Varco, Inc. (a)                                                                      254,300          17,709,452
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Noble Corp.                                                                                           267,500          18,783,850
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Schlumberger Ltd.                                                                                      93,600           5,878,080
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                                                                                                                   $   87,615,542
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OTHER BANKS & DIVERSIFIED FINANCIALS - 2.7%
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American Express Co.                                                                                  683,100      $   38,847,897
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Moody's Corp. (l)                                                                                      91,600           5,928,352
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UBS AG                                                                                                614,700          36,291,888
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                                                                                                                   $   81,068,137
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PERSONAL COMPUTERS & PERIPHERALS - 0.7%
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EMC Corp. (a)                                                                                         949,000      $   13,238,550
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Network Appliance, Inc. (a)                                                                           206,500           7,985,355
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                                                                                                                   $   21,223,905
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PHARMACEUTICALS - 4.0%
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Allergan, Inc.                                                                                        267,090      $   29,836,624
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Elan Corp. PLC, ADR (a)(l)                                                                            414,500           5,363,630
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Glaxosmithkline PLC                                                                                 1,101,700          30,933,588
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Roche Holding AG                                                                                      285,030          50,872,725
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                                                                                                                   $  117,006,567
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PRINTING & PUBLISHING - 0.2%
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Playboy Enterprises, Inc.,"B" (a)(l)                                                                  554,620      $    5,734,771
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RESTAURANTS - 0.6%
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Chipotle Mexican Grill, Inc., "B" (a)                                                                 153,200      $    8,537,836
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Red Robin Gourmet Burgers, Inc. (a)                                                                    75,300           2,972,844
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Texas Roadhouse, Inc., "A" (a)(l)                                                                     394,600           5,780,890
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                                                                                                                   $   17,291,570
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SPECIALTY CHEMICALS - 0.2%
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Cytec Industries, Inc.                                                                                100,900      $    5,934,938
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SPECIALTY STORES - 4.3%
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CarMax, Inc. (a)(l)                                                                                   141,300      $    7,446,510
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Dick's Sporting Goods, Inc. (a)                                                                       202,900          10,619,786
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GameStop Corp., "A" (a)                                                                               277,100          14,525,582
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Lowe's Cos., Inc.                                                                                   1,107,000          36,043,920
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Staples, Inc.                                                                                       1,061,900          27,630,638
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Submarino S.A.                                                                                        174,500           5,801,578
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Urban Outfitters, Inc. (a)(l)                                                                         547,900          13,598,878
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Williams-Sonoma, Inc. (l)                                                                             358,700          12,109,712
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                                                                                                                   $  127,776,604
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TELECOMMUNICATIONS - WIRELESS - 1.7%
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America Movil S.A. de C.V., "L", ADR                                                                  850,220      $   37,239,636
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Rogers Communications, Inc., "B"                                                                      367,000          11,978,679
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                                                                                                                   $   49,218,315
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TELEPHONE SERVICES - 3.3%
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American Tower Corp., "A" (a)                                                                       1,187,908      $   46,019,556
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AT&T, Inc.                                                                                            203,200           7,477,760
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Global Crossing Ltd. (a)(l)                                                                           397,375          11,297,371
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Level 3 Communications, Inc. (a)(l)                                                                 1,412,300           9,278,811
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Qwest Communications International, Inc. (a)(l)                                                     1,859,100          16,508,808
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Time Warner Telecom, Inc., "A" (a)(l)                                                                 265,200           5,837,052
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                                                                                                                   $   96,419,358
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TOBACCO - 0.8%
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Altria Group, Inc.                                                                                    277,000      $   23,345,560
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TRUCKING - 0.3%
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UTi Worldwide, Inc.                                                                                   288,400      $    8,692,376
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  TOTAL COMMON STOCKS                                                                                              $2,868,592,800
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PARTNERSHIPS - 0.0%
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REAL ESTATE - 0.0%
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Copley Partners 1 LP (a)(z)                                                                         3,000,000      $        5,220
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Copley Partners 2 LP (a)(z)                                                                         3,000,000               5,760
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  TOTAL PARTNERSHIPS                                                                                               $       10,980
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COLLATERAL FOR SECURITIES LOANED - 6.7%
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Merrill Lynch Repurchase Agreement, 5.3025%, dated 2/28/07, due 3/01/07, total to be received $197,942,268 (secured by U.S. Treasury and Federal Agency obligations
and Mortgage Backed securities in a jointly traded account)                                      $197,913,117      $  197,913,117
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REPURCHASE AGREEMENTS - 2.4%
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Merrill Lynch & Co., 5.32%, dated 2/28/07, due 3/01/07, total to be received
$69,538,275 (secured by U.S. Treasury and Federal Agency obligations and Mortgage
Backed securities in a jointly traded account)                                                   $ 69,528,000      $   69,528,000
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  TOTAL INVESTMENTS(k)                                                                                             $3,136,044,897
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OTHER ASSETS, LESS LIABILITIES - (6.4)%                                                                              (187,578,785)
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  NET ASSETS - 100.0%                                                                                              $2,948,466,112
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(a) Non-income producing security.
(k) As of February 28, 2007, the fund had two securities that were fair valued, aggregating $10,980 and less than 0.01% of market value, in accordance with the policies adopted by the Board of Trustees.
(l) All or a portion of this security is on loan.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale.
    These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

                                      ACQUISITION        ACQUISITION         CURRENT        TOTAL % OF
  RESTRICTED SECURITIES                  DATE                COST         MARKET VALUE      NET ASSETS
  ----------------------------------------------------------------------------------------------------
  Copley Partners 1 LP                 12/02/86          $1,437,794          $ 5,220
  Copley Partners 2 LP             10/01/86-8/09/91       2,451,234            5,760
  ----------------------------------------------------------------------------------------------------
  Total Restricted Securities                                                $10,980           0.0%
                                                                             =========================

The following abbreviations are used in this report and are defined:

ADR     American Depository Receipt
GDR     Global Depository Receipt

See attached schedule. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS EMERGING GROWTH FUND
SUPPLEMENTAL SCHEDULE (UNAUDITED) 02/28/2007

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                $2,818,425,744
                                                              ==============
Gross unrealized appreciation                                 $  377,079,046
Gross unrealized depreciation                                    (59,459,893)
                                                              --------------
      Net unrealized appreciation (depreciation)              $  317,619,153
                                                              ==============

The aggregate cost above includes prior fiscal year end tax adjustments.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST II
            -------------------------------------------------------------------

By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: April 16, 2007
      --------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: April 16, 2007
      --------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 16, 2007
      --------------


* Print name and title of each signing officer under his or her signature.